Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Sales (including 4,096 and 4,234 of sales to related parties for the six months ended, June 30, 2019 and June 30, 2018, respectively)	$ 4,096	$ 4,234
Cost of sales (including depreciation and impairment)	2,596	1,509
Purchases from related parties	$ 578	$ 518